Supplemental Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations (in thousands):

	Year Ended December 31, 2014
				Consolidated
	TRI Pointe	Guarantor	Consolidating	TRI Pointe
	Homes, Inc.	Subsidiaries	Adjustments	Homes, Inc.
Revenues:
Home sales	$324,219	$1,322,055	$-	$1,646,274
Land and lot sales	-	47,660	-	47,660
Other operations	(12)	9,694	-	9,682
Total revenues	324,207	1,379,409	-	1,703,616

Expenses:
Cost of home sales	271,530	1,044,940	-	1,316,470
Cost of land and lot sales	-	37,560	-	37,560
Other operations	-	3,324	-	3,324
Impairments and lot option abandonments	49	2,466	-	2,515
Sales and marketing	9,678	93,922	-	103,600
General and administrative	16,532	65,841	-	82,373
Restructuring charges	-	10,543	-	10,543
Total expenses	297,789	1,258,596	-	1,556,385
Income from operations	26,418	120,813	-	147,231
Equity in loss of unconsolidated entities	-	(288)	-	(288)
Transaction expenses	(7,138)	(10,822)	-	(17,960)
Other income (expense), net	17	(1,036)	-	(1,019)
Income from operations before taxes	19,297	108,667	-	127,964
Provision for income taxes	(11,586)	(32,181)	-	(43,767)
Equity in net income of subsidiaries	76,486	-	(76,486)	-
Net income (loss)	$84,197	$76,486	$(76,486)	$84,197

Condensed Consolidating Balance Sheet
Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows (in thousands):

	Year Ended December 31, 2014
				Consolidated
	TRI Pointe	Guarantor	Consolidating	TRI Pointe
	Homes, Inc.	Subsidiaries	Adjustments	Homes, Inc.
Cash flows from operating activities
Net cash used in operating activities	$(62,715)	$(50,655)	$-	$(113,370)
Cash flows from investing activities:
Purchases of property and equipment	(2,293)	(5,557)	-	(7,850)
Cash acquired in the Merger	53,800	-	-	53,800
Proceeds from sale of property and equipment	-	23	-	23
Investments in unconsolidated entities	-	(1,311)	-	(1,311)
Intercompany	69,971		(69,971)	-
Net cash provided by (used in) investing activities	121,478	(6,845)	(69,971)	44,662
Cash flows from financing activities:
Borrowings from notes payable	100,000	600	-	100,600
Repayment of notes payable	(53,051)	-	-	(53,051)
Proceeds from issuance of senior notes	-	886,698	-	886,698
Debt issuance costs for senior notes	-	(23,000)	-	(23,000)
Bridge commitment fee	-	(10,322)	-	(10,322)
Changes in debt payable to Weyerhaeuser	-	(623,589)	-	(623,589)
Change in book overdrafts	-	(22,491)	-	(22,491)
Excess tax benefits of share-based awards	-	1,757	-	1,757
Distributions to Weyerhaeuser	-	(8,606)	-	(8,606)
Net proceeds of debt held by variable interest entities	-	3,903	-	3,903
Contributions from noncontrolling interests	-	1,895	-	1,895
Distributions to noncontrolling interests	-	(19,143)	-	(19,143)
Proceeds from exercise of equity awards	176	-	-	176
Intercompany	-	(69,971)	69,971	-
Net cash provided by financing activities	47,125	117,731	69,971	234,827
Net increase in cash and cash equivalents	105,888	60,231	-	166,119
Cash and cash equivalents - beginning of year	-	4,510	-	4,510
Cash and cash equivalents - end of year	$105,888	$64,741	$-	$170,629